BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

November 9, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:      Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Dimensions V Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-267354; 811-08108

Commissioners:

On behalf of Protective Life Insurance Company and the Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus, as supplemented, and Statement of Additional Information being used in connection with the offering of the “Protective Dimensions V Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus, as supplemented, and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for Protective Variable Annuity Separate Account as filed electronically with the Commission on November 6, 2023.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage